Equity Method Investment	12 Months Ended
Dec. 31, 2017
Equity Method Investment [Abstract]
EQUITY METHOD INVESTMENT
9.	EQUITY METHOD INVESTMENT

In June 2015, the Group paid $307,996 to acquire 20% of an investee’s the equity interest. In December 2015, the Group entered a contractual arrangement with a third party to transfer its 15% equity interests in Aishang (Beijing) Fortune Technology Co., Ltd. (“CFO Aishang”), which was previously owned 55% equity interests by the Group. The remaining 40% equity interests in CFO Aishang was recorded as equity method investment at the disposal date, as the Group lost control over CFO Aishang. The fair value of the retained noncontrolling investment of $985,586 was recognized in the consolidated balance sheets, based on the valuation performed by a third party. (Note 10)

The Group recognized a loss from equity method investment of $138,124 and a gain from equity method investment of $97,820 in the consolidated statement of comprehensive income for the year ended December 31, 2016 and 2017, respectively. The carrying balance of equity method investment was $1,019,009 and $ 817,223 as of December 31, 2016 and 2017, respectively.

The following table presents changes in equity method investment for the twelve-month period ended December 31, 2016 and 2017, respectively:

	December 31,
	2016	2017

Beginning balance	$1,228,269	$1,019,009
Equity method investment gain (losses)	(138,124)	97,820
Consideration Received on Disposal	-	(350,181)
Exchange difference	(71,136)	50,575
Ending balance	$1,019,009	$817,223